Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance Costs

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Interest on bank borrowings wholly repayable within five years	24,526	24,379	24,435	3,510
Less: amount capitalized in construction in p rogress	(3,151)	(1,169)	—	—

	21,375	23,210	24,435	3,510

Capitalization Rates	Borrowing costs capitalized arose on the general borrowing pool and are calculated by applying the following capitalization rates:

	2017	2018	2019
Capitalization rate	4.4%	4.4%	0%